Earnings Per Share	12 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Since we have non-vested share-based payments with a nonforfeitable right to dividends or dividend equivalents (referred to as participating securities), we are required to use the two-class method of computing earnings per share. The Company’s non-vested restricted stock units, granted under the 1998 Long-Term Incentive Plan, for which vesting is predicated solely on the passage of time, are considered to be participating securities. The calculation of earnings per share using the two-class method excludes income attributable to these participating securities from the numerator and excludes the dilutive impact of those shares from the denominator.
Basic and diluted earnings per share for the fiscal years ended September 30 are calculated as follows:

	2016	2015	2014
	(In thousands, except per share data)
Basic Earnings Per Share from continuing operations
Income from continuing operations	$345,542	$305,623	$270,331
Less: Income from continuing operations allocated to participating securities	538	607	663
Income from continuing operations available to common shareholders	$345,004	$305,016	$269,668
Basic weighted average shares outstanding	103,524	101,892	97,606
Income from continuing operations per share — Basic	$3.33	$3.00	$2.76

Basic Earnings Per Share from discontinued operations
Income from discontinued operations	$4,562	$9,452	$19,486
Less: Income from discontinued operations allocated to participating securities	8	19	48
Income from discontinued operations available to common shareholders	$4,554	$9,433	$19,438
Basic weighted average shares outstanding	103,524	101,892	97,606
Income from discontinued operations per share - Basic	$0.05	$0.09	$0.20
Net income per share - Basic	$3.38	$3.09	$2.96

Diluted Earnings Per Share from continuing operations
Income from continuing operations available to common shareholders	$345,004	$305,016	$269,668
Effect of dilutive stock options and other shares	—	—	—
Income from continuing operations available to common shareholders	$345,004	$305,016	$269,668
Basic weighted average shares outstanding	103,524	101,892	97,606
Additional dilutive stock options and other shares	—	—	2
Diluted weighted average shares outstanding	103,524	101,892	97,608
Income from continuing operations per share — Diluted	$3.33	$3.00	$2.76

Diluted Earnings Per Share from discontinued operations
Income from discontinued operations available to common shareholders	$4,554	$9,433	$19,438
Effect of dilutive stock options and other shares	—	—	—
Income from discontinued operations available to common shareholders	$4,554	$9,433	$19,438
Basic weighted average shares outstanding	103,524	101,892	97,606
Additional dilutive stock options and other shares	—	—	2
Diluted weighted average shares outstanding	103,524	101,892	97,608
Income from discontinued operations per share — Diluted	$0.05	$0.09	$0.20
Net income per share - Diluted	$3.38	$3.09	$2.96